Nature of Operations and Summary of Significant Accounting Policies (Details Narrative) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Deposit in excess of insured limits	$ 0		$ 0	$ 0
Percentage of sales	100.00%	100.00%	100.00%	100.00%
Percentage of accounts receivable	100.00%		100.00%	100.00%
Outstanding stock options, warrants or other stock equivalents	0		0	0
Foreign currency translation adjustment included in comprehensive income and loss, gain (loss)	$ 1,938	$ 1,780	$ 2,831	$ (453)
Convertible Debt [Member]
Number of shares issued for conversion	48,833
Number of shares converted	4,883,300